Income From Continuing Operations before Income Tax Expense by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Before Income Taxes [Line Items]
United States	$ 728	$ 881	$ 710
International	804	732	851
Income from continuing operations before income taxes	$ 1,532	$ 1,613	$ 1,561